Acquisition of Businesses - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Feb. 12, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 14, 2019	Jul. 01, 2018
Disclosure of detailed information about business combination [line items]
Fair value of trade receivables, book value						$ 53
Cash paid on acquisition			$ 299	$ 22
Impairment charge			49
Right-of-use assets [member] | EMEAA [Member]
Disclosure of detailed information about business combination [line items]
Impairment loss		$ 5
Exceptional items [member] | Right-of-use assets [member]
Disclosure of detailed information about business combination [line items]
Management agreements		41
Impairment loss		$ 16	32
Six Senses Hotels Resorts Spas [member]
Disclosure of detailed information about business combination [line items]
Acquisition of controlling interest	100.00%
Description of acquiree	On 12 February 2019, the Group acquired a 100% ownership interest in Six Senses Hotels Resorts Spas (Six Senses), a leading operator of top-tier luxury hotels, resorts and spas with a world-renowned reputation for wellness and sustainability
Fair value of trade receivables, book value	$ 246
Total purchase consideration	304
Cash paid on acquisition	299
Contingent purchase consideration	5
Brands	189
Management agreements	45
Goodwill	58
Right-of-use assets	$ 19
UK Portfolio [member]
Disclosure of detailed information about business combination [line items]
Name of acquiree		hotels under long-term leases from Covivio which operated under the Principal and De Vere Hotels brands.
Description of primary reasons for business combination		On 25 July 2018, the Group completed a deal to operate nine hotels under long-term leases from Covivio which operated under the Principal and De Vere Hotels brands. An additional leased hotel was added to the portfolio on 13 November 2018 bringing the total to 10 at 31 December 2018.
Contingent purchase consideration		$ 0
Goodwill			12
UK Portfolio [member] | Exceptional items [member] | Right-of-use assets [member]
Disclosure of detailed information about business combination [line items]
Impairment loss			$ 32
UK Portfolio [member] | Two Hotels [Member]
Disclosure of detailed information about business combination [line items]
Date of acquisition				Jul. 25, 2018
Date of acquisition				Nov. 13, 2018
Date of acquisition				Feb. 14, 2019
Description of acquiree		the Group added a further two hotels to the portfolio bringing the total hotels in the UK portfolio to 12.
Fair value of trade receivables, book value					$ 14
Total purchase consideration					73
Cash paid on acquisition					10
Contingent purchase consideration					66
Goodwill					64
Working Capital					$ 3
Regent [member]
Disclosure of detailed information about business combination [line items]
Name of acquiree		Regent Hospitality Worldwide, Inc (‘RHW’), 100% of the issued share capital of Regent International Hotels Limited and 100% of the issued share capital of Regent Berlin GmbH.
Description of acquiree		the acquisition of a 51% controlling interest in an agreement with Formosa International Hotels Corporation (‘FIH’) to acquire the ‘Regent Hotels & Resorts’ brand and associated management agreements (‘Regent’).
Description of primary reasons for business combination		On 1 July 2018, the Group completed the acquisition of a 51% controlling interest in an agreement with Formosa International Hotels Corporation (FIH) to acquire the Regent Hotels and Resorts brand and associated management agreements (Regent). The Group acquired 51% of the issued share capital of Regent Hospitality Worldwide, Inc (RHW), 100% of the issued share capital of Regent International Hotels Limited and 100% of the issued share capital of Regent Berlin GmbH.
Beneficial interest		49.00%
Acquisition of controlling interest, description		Put and call options exist over the remaining 49% shareholding in RHW which are exercisable in a phased manner from 2026. As the decision-making powers related to the remaining shares are not substantive in driving RHW’s returns and FIH do not share in any costs associated with the future development of the Regent brand, it has been determined that the Group has a present ownership interest in the remaining shares. As such, RHW has been accounted for as 100% owned with no non-controlling interest recognised.
Total purchase consideration						88
Cash paid on acquisition						13
Deferred purchase consideration						22
Contingent purchase consideration						53
Brands						57
Management agreements						6
Goodwill						$ 35
Regent [member] | Management agreements [member]
Disclosure of detailed information about business combination [line items]
Impairment charge		$ 2